SUMMARY OF WARRANT ACTIVITY (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Balance	10	10
Weighted Average Price Per Share, Outstanding, Balance	$ 31.00	$ 31.00
Number of Warrants, Granted	1,200
Weighted Average Price Per Share, Granted	$ 100.00
Number of Warrants, Exercised
Weighted Average Price Per Share, Exercised
Number of Warrants, Forfeited
Weighted Average Price Per Share, Forfeited
Number of Warrants, Expired
Weighted Average Price Per Share, Expired
Number of Warrants, Outstanding, Balance	10,810	10	10
Weighted Average Price Per Share, Outstanding, Balance	$ 8,905.64	$ 31.00	$ 31.00
Number of Warrants, Exercisable, Balance	10,810
Weighted Average Price Per Share, Exercisable, Balance	$ 8,905.64
Weighted average remaining contractual term	1 year 7 months 28 days
Aggregate intrinsic value
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Granted	9,900
Weighted Average Price Per Share, Granted	$ 10,000.00
Number of Warrants, Exercised	(300)
Weighted Average Price Per Share, Exercised	$ 10,000.00